[Letterhead]

August 7, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         ING Mutual Funds

(on behalf of ING Multi-Manager International Equity Fund)

(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

Pursuant to Section 14(c) of the Securities Exchange Act of 1934, attached for filing via the EDGAR system is an information statement to be furnished in connection with the approval of new sub-advisory agreements for ING Multi-Manager International Equity Fund (the “Fund”). The new sub-advisory agreement was entered into in reliance upon manager-of-managers relief.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480.477.2650.

Very truly yours,

/s/Kristen Freeman
Kristen Freeman
Vice President and Counsel
ING Investment Management — ING Funds

Attachments